EMPLOYEES	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Employees	EMPLOYEES
Employee costs

	$ million
	2021	2020	2019
Remuneration	9,038	9,128	10,075
Social security contributions	819	793	844
Retirement benefits (see Note 18)	1,696	1,851	1,753
Share-based compensation (see Note 22)	539	359	537
Total [A]	12,092	12,131	13,209
[A] Excludes employees seconded to joint ventures and associates.
Average employee numbers

	Thousand
	2021	2020	2019
Integrated Gas	11	11	10
Upstream	12	14	14
Oil Products	30	34	32
Chemicals	2	2	4
Corporate [A]	27	25	23
Total [B]	82	86	83
[A] Includes all employees working in business service centres irrespective of the segment they support.
[B] Excludes employees seconded to joint ventures and associates (2021: 2,000 employees; 2020: 2,000 employees; 2019: 3,000 employees).